DISPOSAL OF ASSETS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended			1 Months Ended	3 Months Ended	1 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 Ship Finance International Limited [Member] Front Guider [Member]	Mar. 31, 2013 Ship Finance International Limited [Member] Edinburgh (Ex Titan Aries) [Member]	Mar. 31, 2013 Ship Finance International Limited [Member] Edinburgh (Ex Titan Aries) [Member]	Mar. 31, 2013 Ship Finance International Limited [Member] Front Pride [Member]
Significant Acquisitions and Disposals [Line Items]
Net gain (loss) on lease terminations	$ 7,410	$ 9,374	$ (800)	$ 7,600	$ 7,600	$ (200)